Restatement of financial results (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Revenue	$ 44,059,000	$ 16,270,000
Gross margin	11,856,000	3,874,000
Expenses
Sales and marketing	1,897,000	1,147,000
General and administration	3,687,000	3,046,000
Stock based compensation	1,089	2,757
Depreciation	907	503
Total operating expenses	10,653,000	11,143,000
Income (loss) from operations	1,203,000	(7,269,000)
Finance costs	2,474	3,033
Foreign exchange gain(loss) and interest income	(887,000)	1,091,000
Net loss for the year	$ (1,479,000)	$ (9,211,000)
Weighted average number of shares Outstanding, basic and fully diluted	33,832,784,000	29,344,622,000
As Restated
Statement [Line Items]
Revenue		$ 16,270
Direct manufacturing costs		12,396
Gross margin		3,874
Expenses
Research and development		3,434
Government assistance		(210)
Sales and marketing		1,147
General and administration		3,046
Stock based compensation		3,223
Depreciation		503
Total operating expenses		11,143
Income (loss) from operations		(7,269)
Finance costs		3,033
Foreign exchange gain(loss) and interest income		1,091
Net loss for the year	$ (9,211)	$ (9,211)
Basic income(loss) per share		$ (0.31)
Weighted average number of shares Outstanding, basic and fully diluted		29,344,623
As Previously Reported
Statement [Line Items]
Revenue		$ 19,823
Direct manufacturing costs		14,847
Gross margin		4,976
Expenses
Research and development		3,899
Government assistance		(210)
Sales and marketing		1,147
General and administration		2,776
Stock based compensation		1,358
Depreciation		399
Total operating expenses		9,369
Income (loss) from operations		(4,393)
Finance costs		2,700
Foreign exchange gain(loss) and interest income		546
Net loss for the year	(6,547)	$ (6,547)
Basic income(loss) per share		$ (0.22)
Weighted average number of shares Outstanding, basic and fully diluted		29,344,622
Restatement
Statement [Line Items]
Revenue		$ (3,553)
Direct manufacturing costs		(2,451)
Gross margin		(1,102)
Expenses
Research and development		(465)
Government assistance		0
Sales and marketing		0
General and administration		270
Stock based compensation		1,865
Depreciation		104
Total operating expenses		1,774
Income (loss) from operations		(2,876)
Finance costs		333
Foreign exchange gain(loss) and interest income		545
Net loss for the year	$ (2,664)	$ (2,664)
Basic income(loss) per share		$ 0